Other Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Other current liabilities:
Other payables	$ 3,212	$ 3,667
Deferred consideration	5,091	7,605
Contingent consideration	5,140	10,729
Total other current liabilities	$ 13,443	$ 22,001